Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 773	€ 611
Other guarantees	€ 7	€ 8